SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Industrias Unicon CA
Entity information [Line Items]
Level of price index (in percent)	0.02667	0.12922	2.13605
Acindar Industria Argentina de Aceros S.A. ("Acindar")
Entity information [Line Items]
Level of price index (in percent)	0.361	0.547
Gains (losses) on net monetary position	$ 30	$ 64